REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract assets and contract liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenue recognized which was previously deferred	$ 64,162
Contract assets and contract liabilities
Contract assets, current	203,423	$ 184,534
Contract assets, non-current	6,390	12,971
Contract liabilities	$ 141,385	$ 114,896